GENERAL	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
PRF Technologies Ltd. (formerly PainReform Ltd.) (“the Company”) was incorporated and started business operations in November 2007. On January 6, 2026, the shareholders of the Company, at the Adjourned Annual General Meeting of Shareholders, approved the change of the Company’s name from PainReform Ltd. to PRF Technologies Ltd. The ticker symbol of the Company’s ordinary shares remained unchanged as PRFX, and the Company’s registration number in Israel remained unchanged. The Company is a diversified technology innovation company advancing specialty pharmaceutical therapies and AI-driven energy analytics. The Company’s pharmaceutical programs focus on reformulation and controlled-release drug-delivery technologies designed to improve patient outcomes while reducing reliance on opioids and complex dosing regimens. The company’s strategy is to incorporate generic drugs which have been proven safe and effective with our proprietary extensive drug-delivery system knowledge to solve therapeutic shortfalls and create a significant improvement in therapy via controlled-release new drug products  taking advantage of the shorter 505(b)(2) regulatory pathway created by the U.S. Food and Drug Administration (“FDA”). The company continues its assessment and analysis of PRF-110 in order to further investigate its post surgical pain PRF-110.

On August 13, 2025 (the “Closing Date”), the Company completed the acquisition of a controlling interest in LayerBio Inc., a privately held biotechnology company focused on ophthalmic drug delivery technologies. In connection with the transaction, the Company acquired 7,331,378 Series A Preferred Shares, representing approximately 54.4% of LayerBio’s issued and outstanding share capital immediately following the closing, or 51.0% on a fully diluted basis. Under the terms of the transaction, as of December 31, 2025, the Company had invested $0.6 million in LayerBio. Pursuant to the agreement, the Company may make additional investments in LayerBio upon the achievement of specified clinical and development milestones, such that the aggregate investment in LayerBio may total up to $3.0 million, including the amount invested at closing. As a result of the transaction, the Company obtained control of LayerBio and began consolidating LayerBio’s financial statements from the acquisition date. The transaction has been accounted for as a business combination in accordance with ASC 805, Business Combinations. (Note 2j)

b.
The company’s Solar Energy division focuses on an AI-driven SaaS platform of DeepSolar is aimed at large-scale renewable energy (solar power) plants, helping asset management maximize revenue and profitability. In March 2025, the Company completed an asset acquisition, related to an AI-driven solar analytics technology, DeepSolar, that enables both consumers and enterprises to monitor, forecast, and optimize energy consumption—particularly in solar-integrated environments.(Note 10)

c.
Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, solar activities and capital raising activities. The Company is still in its development and clinical stage and has not yet generated significant revenues in both segments Solar and Clinical development.

The Company has incurred significant losses and negative cash flows from operations and incurred consolidated losses attributed to shareholders of $4,838, $14,588 and $9,344 for the years ended December 31, 2025, 2024 and 2023, respectively. During the years ended December 31, 2025, 2024 and 2023 the Company had consolidated negative operating cash outflows of $3,955, $12,621, and $6,679, respectively. As of December 31, 2025, the Company’s accumulated deficit was $61,289. The Company has funded its operations to date primarily through equity financing and has cash on hand (including short term deposits and restricted cash) of $4,166 as of December 31, 2025.

The Company expects to continue incurring losses and negative cash flows from operations until PRF-110, OcuRing™-K (Layer Bio product) and the DeepSolar products reach commercial profitability, if at all. As a result, along with its current cash position, the Company does not have sufficient resources to fund operations nor to continue as a going concern for at least one year from the issuance date of these consolidated financial statements.

Management’s plans include continued capital raising through the sale of additional equity securities, debt, or capital inflows from strategic partnerships. There are no assurances, however, that the Company will successfully obtain the level of financing needed for its operations. If the Company is unsuccessful in raising capital, it may need to reduce activities or curtail or abandon some or all of its operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business and does not include any adjustments that might result from the outcome of this uncertainty.

On April 15, 2024 the Company sold (i) 3,729 ordinary shares, (ii) 37,938 prefunded warrants, and (iii) 41,667 investor warrants at a combined offering price of $96.0 per share (or $95.95 per prefunded warrant), along with (iv) 2,917 underwriter warrants priced at $120.00. Gross proceeds from the offering were approximately $4.0 million, with net proceeds of $3.3 million. (Note 9b)

On September 10, 2024, the Company entered into an inducement agreement with certain holders, under which the holders agreed to exercise 49,465 warrants at a reduced price of $32.0 per share. In exchange, the Company issued new warrants to purchase up to 98,930 ordinary shares at the same exercise price. The transaction generated gross proceeds of approximately $1.6 million. (Note 9b)

On December 18, 2024, all 98,930 warrants issued in the September 2024 inducement transaction were exercised at $32.0 per share, resulting in gross proceeds of approximately $3.17 million. (Note 9b)

Between October 24 and December 31, 2024, the Company issued 68,640 ordinary shares through an At-the-Market (ATM) program, raising approximately $1.35 million in gross proceeds. (Note 9b)

In March 2025, the Company entered into an Asset Acquisition Agreement with BladeRanger Ltd. to acquire 100% of its AI based solar analytics platform, DeepSolar, primarily in exchange for equity instruments. The closing consideration was recorded as a non cash acquisition of intangible assets with a corresponding increase in equity. In addition, during the period from March 5, 2025 through December 31, 2025, certain pre-funded warrants were exercised for cash proceeds of approximately $8.4 thousand. (Note 3)

During 2025 the Company issued 285,032 ordinary shares through an At-the-Market (ATM) program, raising approximately $4.0 million in gross proceeds, net of transaction costs $3.8 million (Note 7b)

d.
On February 6, 2026, the Company effected a 1-for-5 reverse share split of its ordinary shares. No fractional shares were issued in connection with the reverse share split, and all fractional shares were rounded up to the nearest whole share, which resulted in the issuance of approximately 47,500 additional ordinary shares. Proportionate adjustments were also made to the exercise prices and the number of shares underlying the Company’s outstanding warrants, prefunded warrants and share options. All share and per share amounts presented in these consolidated financial statements and the accompanying notes have been retroactively adjusted for all periods presented.

e.
The Company continues to monitor the impact of geopolitical and security developments, including the ongoing military conflict in Israel, regional tensions involving Iran, and the continued conflict between Russia and Ukraine, on its operations, business and financial condition. As of the date of issuance of these financial statements, management has not identified any material adverse effect of these developments on the Company’s consolidated financial statements, results of operations or business activities.

f.
The Company reports its financial results in U.S. dollars. A portion of research and development and general and administrative expenses of our Israeli operations are incurred in New Israeli Shekel ("NIS"). As a result, the Company is exposed to exchange rate risks that may materially and adversely affect our financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS decline against the U.S. dollar, at a time when the rate of inflation in the cost of Israeli goods and services exceed the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of our operations in Israel would increase and our results of operations could be materially and adversely affected. Inflation in Israel compounds the adverse impact of a devaluation of the NIS against the U.S. dollar by further increasing the amount of our Israeli expenses. Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if, and to the extent that, it outpaces such appreciation or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on the Company’s financial condition during 2025 ,2024 and 2023. Given our general lack of currency hedging arrangements to protect us from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. the Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.